RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party [Line Items]
Disclosure of interests in subsidiaries [text block]
The table below sets forth information about the Relationship between the Parent Company and its Subsidiaries

				% Ownership interest			% Ownership interest
			Functional	12-31-2022			12-31-2021
ID N °	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.630.621-5	Agrícola Ranquillón SpA (6)	Chile	U.S. dollar	-	98.58669	98.58669	-	-	-
77.630.618-5	Agrícola San Carlos SpA (6)	Chile	U.S. dollar	-	99.94839	99.94849	-	-	-
77.630.623-1	Agrícola Santa Emilia SpA (6)	Chile	U.S. dollar	-	99.94839	99.94839	-	-	-
77.630.625-8	Agrícola Santa Isabel SpA (6)	Chile	U.S. dollar	-	99.94839	99.94839	-	-	-
77.630.626-6	Agrícola Siberia SpA (6)	Chile	U.S. dollar	-	98.58669	98.58669	-	-	-
77.630.629-0	Agrícola Trupán SpA (6)	Chile	U.S. dollar	-	98.58669	98.58669	-	-	-
-	Arauco Argentina S.A.	Argentina	U.S. dollar	9.97070	90.00940	99.98010	9.97070	90.00928	99.97998
-	Arauco Australia Pty Ltd.	Australia	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
96.547.510-9	Arauco Bioenergía S.A.	Chile	U.S. dollar	98.0000	1.99897	99.99897	98.00000	1.99897	99.99897
-	Arauco Canada Ltd.	Canada	Canadian dollar	-	99.99911	99.99911	-	99.99898	99.99898
-	Arauco Celulose do Brasil S.A. (2)	Brazil	Brazilian real	-	99.99907	99.99907	-	-	-
-	Arauco Colombia S.A.	Colombia	U.S. dollar	1.47783	98.52042	99.99825	1.47780	98.52040	99.99820
-	Arauco do Brasil S.A.	Brazil	Brazilian real	1.06807	98.93105	99.99912	1.06810	98.93089	99.99899
-	Arauco Europe Cooperatief U.A.	Holanda	U.S. dollar	0.52148	99.47751	99.99899	0.52150	99.47748	99.99898
-	Arauco Florestal Arapoti S.A.	Brazil	Brazilian real	-	99.99900	99.99900	-	99.99900	99.99900
-	Arauco Forest Brasil S.A.	Brazil	Brazilian real	8.68654	91.31253	99.99907	10.08090	89.91818	99.99908
-	Arauco Participações Florestais Ltda.	Brazil	Brazilian real	-	99.99907	99.99907	-	99.99910	99.99910
-	Arauco Industria de México, S.A.de C.V.	Mexico	Mexican pesos	-	99.99910	99.99910	-	99.99897	99.99897
-	Arauco Industria de Paineis S.A.	Brazil	Brazilian real	-	99.99912	99.99912	-	99.99900	99.99900
-	Arauco Middle East DMCC	Dubai	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco North America, Inc.	United States	U.S. dollar	0.00010	99.99901	99.99911	0.00010	99.99888	99.99898
-	Arauco Perú S.A.	Peru	U.S. dollar	0.00126	99.99772	99.99898	0.00130	99.99768	99.99898
-	Arauco Pulp Limited (3)	United Kingdom	U.S. dollar	-	99.99898	99.99898	-	-	-
-	Arauco Ventures Limited (3)	United Kingdom	U.S. dollar	-	99.99898	99.99898	-	-	-
-	Arauco Wood (China) Company Limited	China	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Wood Limited. (1)	United Kingdom	U.S. dollar	12.63126	87.36874	100.00000	-	-	-
-	Araucomex S.A. de C.V.	Mexico	U.S. dollar	0.00050	99.99861	99.99911	0.00050	99.99848	99.99898
-	Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos	0.33333	99.66578	99.99911	0.33330	99.66569	99.99899
96.657.900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean pesos	-	56.82817	56.82817	-	56.44810	56.44801
-	Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian real	-	99.99866	99.99866	-	99.99854	99.99854
85.805.200-9	Forestal Arauco S.A.	Chile	U.S. dollar	99.94839	-	99.94839	99.94840	-	99.94840
93.838.000-7	Forestal Cholguán S.A.	Chile	U.S. dollar	-	98.58669	98.58669	-	98.58141	98.58141
96.563.550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. dollar	98.01862	1.98036	99.99898	98.01860	1.98038	99.99898
79.990.550-7	Investigaciones Forestales Bioforest S.A.	Chile	U.S. dollar	1.00000	98.94891	99.94891	1.00000	98.94892	99.94892
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.98010	99.98010	-	99.98000	99.98000
76.860.724-9	Lemu Earth SpA (5)	Chile	Chilean pesos	-	86.61426	86.61426	-	86.61505	86.61505
-	Lemu Global Limited (4)	United Kingdom	U.S. dollar	-	99.99898	99.99898	-	-	-
-	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
96.510.970-6	Maderas Arauco S.A.	Chile	U.S. dollar	-	99.99860	99.99860	99.0000	0.99948	99.99948
-	Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian real	-	99.99901	99.99901	-	99.99902	99.99902
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian real	-	99.99907	99.99907	-	99.99904	99.99904
76.375.371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. dollar	0.01000	99.98898	99.99898	0.0100	99.98898	99.99898
96.637.330-K	Servicios Logísticos Arauco S.A.	Chile	U.S. dollar	45.00000	54.99923	99.99923	45.0000	54.99972	99.99972
-	Woodaffix, LLC.	United States	U.S. dollar	-	99.99911	99.99911	-	99.99911	99.99911

Disclosure of information about key management personnel [text block]
Key Management Personnel Compensation and Redundancy Benefits

	January - December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	83,266	78,114	66,366
Per diem compensation to members of the Board of Directors	2,432	2,538	2,351
Termination benefits	8,320	2,437	5,049
Total	94,018	83,089	73,766

Disclosure of transactions between related parties [text block]
Related Party Receivables, Current

						12-31-2022	12-31-2021
Name of related party	Tax ID No .	Nature of relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Forestal Mininco S.A.	91.440.000-7	Common stockholder	Chile	Chilean pesos	30 days	1	12
Eka Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	30 days	2,626	2,510
Colbún S.A.	96.505.760-9	Common stockholder	Chile	Chilean pesos	30 days	21	72
CMPC Pulp S.A.	96.532.330-9	Common stockholder	Chile	Chilean pesos	-	-	651
CMPC Tissue S.A.	96.529.310-8	Common stockholder	Chile	Chilean pesos	-	-	383
Fundación Acerca Redes	65.097.218-K	Parent company is founder and contributor	Chile	Chilean pesos	30 days	41	165
Parque Eólico Ovejera Sur SpA.	76.839.949-2	Joint venture	Chile	Chilean pesos	30 days	100	-
E2E S.A.	76.218.856-2	Joint venture	Chile	Chilean pesos	30 days	60	1,766
EMOAC SpA.	76.208.888-6	Common controlling parent	Chile	Chilean pesos	30 days	1	-
TOTAL						2,850	5,559

Related Party Payables, Current

Name of related party	Tax ID No .	Nature of relationship	Country	Currency	Maturity	12-31-2022 ThU.S.$	12-31-202 1 ThU.S.$
Copec S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	30 days	4,474	1,682
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	30 days	189	181
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	30 days	780	465
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common stockholder	Chile	Chilean pesos	30 days	4	4
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	-	-	12
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. dollar	30 days	202	229
Air BP Copec S.A.	96.942.120-8	Joint venture of controlling parent	Chile	Chilean pesos	30 days	3	3
Sonae Arauco Portugal S.A.	-	Subsidiary of joint venture	Portugal	U.S. dollar	-	-	1
Agrícola San Gerardo SpA	77.017.167-9	Joint venture	Chile	Chilean pesos	30 days	146	-
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Dic-31-23	8,482	-
TOTAL						14,280	2,577

Related Party Payables, Non-Current
	.
Name of related party	Tax ID No .	Nature of relationship	Country	Currency	Maturity	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Dic-31-24	3,283	-
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Dic-31-27	3,448	-
TOTAL						6,731	-

Disclosure of related party transactions related to purchases and sales [text block]
Related Party Transactions

Purchases

						12-31-2022	12-31-2021	12-31-2020
Name of Related Party	Tax ID No.	Nature of Relationship	Country	Currency	Transaction Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	Fuel	3,207	2,644	2,113
Copec S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	92,643	75,166	48,983
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport, stowage and port services	7,643	8,518	17,506
EKA Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	41,540	42,318	38,633
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Wood and chips	-	433	4,495
Portaluppi, Guzman y Bezanilla Abogados Ltda.	78.096.080-9	Common director	Chile	Chilean pesos	Legal services	851	778	703
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	Telephone services	123	214	229
Colbún S.A.	96.505.760-9	Common Stockholder	Chile	Chilean pesos	Electrical Power	834	386	51
Colbún Transmisión S.A.	76.218.856-2	Common Stockholder	Chile	Chilean pesos	Electrical Power	77	514	399
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	1,012	1,238	1,362
Inversiones Siemel S.A.	94.082.000-6	Common Stockholder	Chile	Chilean pesos	Rentals	-	51	279
Elemental S.A.	76.659.730-0	Associate of controlling parent	Chile	Chilean pesos	Services and other purchases	113	93	364
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	Other purchases	246	222	242
Vía Limpia SpA	79.874.200-0	Common controlling parent	Chile	Chilean pesos	Other purchases	199	199	191

Sales

						12-31-2022	12-31-2021	12-31-2020
Name of Related Party	Tax ID No.	Nature of Relationship	Country	Currency	Transaction Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Colbún S.A.	96.505.760-9	Common Stochholder	Chile	Chilean pesos	Electrical Power	161	256	149
EKA Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	Electrical Power	23,539	21,891	16,559
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Harvesting services, wood and chips	-	7,329	21,146
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	IT and administrative services	299	139	188
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Wood and chips	525	9,027	7,849
CMPC Tissue S.A.	96.529.310-8	Common Stockholder	Chile	Chilean pesos	Pulp	-	1,127	3,681
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. dollar	Other sales	453	56	53
E2E S.A.	76.879.577-0	Joint venture	Chile	Chilean pesos	Wood, plywood and boards	246	355	471
EMOAC SPA	76.208.888-6	Indirect subsidiary of controlling parent	Chile	Chilean pesos	Electrical Power	3,272	-	-

Disclosure of related party transactions related to other transactions
Other transactions

						12-31-2022	12-31-2021	12-31-2020
Name of related party	Tax ID No.	Nature of relationship	Country	Currency	Transaction descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Falcão MS SPE S.A.	-	Associate	Brasil	Reales	Capital contribution	9,664	-	-
Agrícola San Gerardo SpA	77.017.167-9	Joint venture	Chile	Chilean pesos	Capital contribution	136	-	-
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Capital contribution	31,998	7,452	-
Agrícola El Paque SpA	77.209.739-5	Joint venture	Chile	Chilean pesos	Capital contribution	-	1,095	-
Parque Eólico Ovejera Sur SpA.	76.839.949-2	Joint venture	Chile	Chilean pesos	Capital contribution	118	123	354
E2E S.A.	76.879.577-0	Joint venture	Chile	Chilean pesos	Capital contribution	-	7,759	15,022
E2E S.A.	76.879.577-0	Joint venture	Chile	U.S. dollar	Borrowing	3,546	1,125	41

Related parties [member]
Disclosure Of Related Party [Line Items]
Disclosure of joint operations [text block]
The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage in accordance with accounting standards applicable in each case.

Company Name	Country	Functional currency
Eufores S.A.	Uruguay	U.S. dollar
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. dollar
Forestal Cono Sur S.A.	Uruguay	U.S. dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. dollar
Ongar S.A.	Uruguay	U.S. dollar
Terminal Logística e Industrial M’Bopicuá S.A.	Uruguay	U.S. dollar